Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2018	$ 9,491	$ 9,442	$ 4,312	$ 5,137	$ (7)	$ 49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	956	952		952		4
Other comprehensive income (loss) (Note 8)	1	1			1
Distributions to noncontrolling interest	(6)					(6)
Contributions from sale of noncontrolling interest (Note 4)	12					12
Dividends on preferred shares	(2)	(2)		(2)
Dividends on common shares	(1)	(1)		(1)
Return of stated capital (Note 24)	(748)	(748)	(748)
Ending balance at Dec. 31, 2019	9,703	9,644	3,564	6,086	(6)	59
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,798	1,792		1,792		6
Other comprehensive income (loss) (Note 8)	(24)	(24)			(24)
Distributions to noncontrolling interest	(2)					(2)
Contributions from sale of noncontrolling interest (Note 4)	9					9
Dividends on preferred shares	0	0		0
Dividends on common shares	(1)	(1)		(1)
Return of stated capital (Note 24)	(607)	(607)	(607)
Ending balance at Dec. 31, 2020	$ 10,876	$ 10,804	$ 2,957	$ 7,877	$ (30)	$ 72